Borrowings - Outstanding Short-Term Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Short-term borrowings, Ending Balance	$ 4,771	$ 2,334
Weighted Average Interest Rate	4.16%	2.82%
Short-term borrowings, Average Balance	$ 3,194	$ 2,092
Weighted Average Interest Rate, Average Balance	4.22%	3.03%
Maximum outstanding at any month end	$ 4,771	$ 2,637
Private Education Loan Securitizations Repurchase Facilities [Member]
Short-term Debt [Line Items]
Short-term borrowings, Ending Balance	$ 686	$ 548
Weighted Average Interest Rate	4.65%	3.72%
Short-term borrowings, Average Balance	$ 706	$ 42
Weighted Average Interest Rate, Average Balance	4.32%	3.81%
FFELP Loan - Other Facilities [Member]
Short-term Debt [Line Items]
Short-term borrowings, Ending Balance	$ 1,536
Weighted Average Interest Rate	2.11%
Short-term borrowings, Average Balance	$ 261
Weighted Average Interest Rate, Average Balance	1.26%
Private Education Loan - Other Facilities [Member]
Short-term Debt [Line Items]
Short-term borrowings, Ending Balance	$ 684	$ 464
Weighted Average Interest Rate	2.92%	2.02%
Short-term borrowings, Average Balance	$ 572	$ 389
Weighted Average Interest Rate, Average Balance	2.42%	1.83%
Senior Unsecured Debt [Member]
Short-term Debt [Line Items]
Short-term borrowings, Ending Balance	$ 1,327	$ 716
Weighted Average Interest Rate	8.06%	4.22%
Short-term borrowings, Average Balance	$ 1,197	$ 1,032
Weighted Average Interest Rate, Average Balance	6.80%	5.01%
Other Interest Bearing Liabilities [Member]
Short-term Debt [Line Items]
Short-term borrowings, Ending Balance	$ 538	$ 606
Weighted Average Interest Rate	1.33%	0.96%
Short-term borrowings, Average Balance	$ 458	$ 629
Weighted Average Interest Rate, Average Balance	1.27%	0.48%